SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 38,641	$ 38,425
Revenue	11,985	12,595
United States
Disclosure of geographical areas [line items]
Non-current assets	16,355	16,233
Revenue	6,134	6,298
Mali
Disclosure of geographical areas [line items]
Non-current assets	4,709	4,659
Revenue	1,249	1,208
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	4,602	4,219
Revenue	1,514	1,613
Democratic Republic of Congo
Disclosure of geographical areas [line items]
Non-current assets	3,267	3,278
Revenue	0	0
Chile
Disclosure of geographical areas [line items]
Non-current assets	1,937	2,027
Revenue	0	0
Zambia
Disclosure of geographical areas [line items]
Non-current assets	1,793	1,720
Revenue	962	697
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	1,767	1,703
Revenue	993	1,214
Argentina
Disclosure of geographical areas [line items]
Non-current assets	1,739	1,686
Revenue	382	333
Canada
Disclosure of geographical areas [line items]
Non-current assets	517	479
Revenue	291	407
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	382	369
Revenue	0	0
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	330	347
Revenue	0	140
Côte d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	191	266
Revenue	369	508
Peru
Disclosure of geographical areas [line items]
Non-current assets	113	186
Revenue	91	177
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	939	1,253
Revenue	$ 0	$ 0